Investments Hybrid Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Hybrid Securities [Line Items]
Hybrid securities	$ 427.7	$ 239.3
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	305.4	179.0
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	139.8	164.2
Fixed maturities | Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	120.7	0
Fixed maturities | Commercial mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	31.2	0
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	13.7	14.8
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 122.3	$ 60.3